UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SilverPepper

SILVERPEPPER COMMODITY STRATEGIES GLOBAL MACRO FUND

Institutional Class - SPCIX
Advisor Class - SPCAX

SILVERPEPPER MERGER ARBITRAGE FUND

Institutional Class - SPAIX
Advisor Class - SPABX

Semi-Annual Report

December 31, 2017

SilverPepper Funds

Each a series of Investment Managers Series Trust

Table of Contents

SilverPepper Commodity Strategies Global Macro Fund
Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	7
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	10
SilverPepper Merger Arbitrage Fund
Schedule of Investments	12
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Statement of Cash Flows	19
Financial Highlights	20
Notes to Financial Statements	22
Supplemental Information	36
Expense Examples	41

This report and the financial statements contained herein are provided for the general information of the shareholders of the SilverPepper Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.silverpepperfunds.com

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 0.2%
	CONSUMER STAPLES - 0.2%
223,000	Australian Agricultural Co., Ltd.	$227,071
	TOTAL COMMON STOCKS (Cost $270,898)	227,071

Principal Amount
	U.S. GOVERNMENT AND AGENCIES - 5.3%
	United States Treasury Bill
$7,000,000	1.202%, 2/8/2018[1]	6,991,033
	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $6,990,764)	6,991,033

Number of Contracts
	PURCHASED OPTIONS CONTRACTS - 0.0%
	CALL OPTIONS - 0.0%
	FNX United States Dollar Futures
171	Exercise Price: $93, Notional Amount: $15,903,000, Expiration Date: January 5, 2018	4,275
	NYBOT Cocoa Futures
170	Exercise Price: $1,950, Notional Amount: $3,315,000, Expiration Date: January 5, 2018	18,700
	NYMEX Natural Gas Futures
34	Exercise Price: $3.40, Notional Amount: $1,156,000, Expiration Date: March 26,2018	9,860
	TOTAL CALL OPTIONS (Cost $173,425)	32,835

	PUT OPTIONS - 0.0%
	NYMEX Natural Gas Futures
10	Exercise Price: $2.95, Notional Amount: $295,000, Expiration Date: January 26,2018	17,300
	NYMEX WTI Crude Oil Futures
17	Exercise Price: $56, Notional Amount: $952,000, Expiration Date: January 17, 2018	1,360
119	Exercise Price: $57, Notional Amount: $6,783,000, Expiration Date: January 17, 2018	15,470
	TOTAL PUT OPTIONS (Cost $102,511)	34,130

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $275,936)	66,965

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS - 65.5%
$86,788,629	UMB Money Market Fiduciary, 0.010%[2]	$86,788,629
	TOTAL SHORT-TERM INVESTMENTS (Cost $86,788,629)	86,788,629

	TOTAL INVESTMENTS - 71.0% (Cost $94,326,227)	94,073,698
	Other Assets in Excess of Liabilities - 29.0%	38,494,870
	TOTAL NET ASSETS - 100.0%	$132,568,568

Number of Contracts
	WRITTEN OPTIONS CONTRACTS - (0.1)%
	PUT OPTIONS - (0.1)%
	CME Lean Hogs Futures
(20)	Exercise Price: $68, Notional Amount: $544,000, Expiration Date: February 14, 2018	(7,400)
	NYMEX Natural Gas Futures
(30)	Exercise Price: $3, Notional Amount: $900,000, Expiration Date: January 26, 2018	(61,200)
	TOTAL PUT OPTIONS (Proceeds $70,429)	(68,600)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $70,429)	$(68,600)

[1]	All or a portion of this security is segregated as collateral.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at December 31, 2017	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn	March 2018	250	$4,426,265	$4,384,375	$(41,890)
CBOT Soybean	March 2018	143	6,911,197	6,876,513	(34,684)
CBOT Soybean Oil	March 2018	116	2,318,093	2,314,896	(3,197)
CBOT Wheat	March 2018	134	2,948,510	2,860,900	(87,610)
CME Lean Hogs	February 2018	68	1,817,137	1,952,280	135,143
CME Live Cattle	June 2018	132	6,259,954	6,000,720	(259,234)
CME Nonfat Dry Milk	February 2018	34	1,091,121	1,065,900	(25,221)
CME Nonfat Dry Milk	March 2018	17	545,327	546,788	1,461
CMX Copper	March 2018	133	10,488,993	10,974,163	485,170
CMX Gold	February 2018	59	7,602,333	7,724,870	122,537
CMX Silver	March 2018	37	3,176,565	3,171,825	(4,740)
ICE Brent Crude Oil	March 2018	100	6,311,242	6,687,000	375,758
KCBT Hard Red Winter Wheat	March 2018	100	2,129,118	2,136,250	7,132
LME Primary Aluminum	January 2018	163	8,346,790	9,202,369	855,579
LME Primary Nickel	January 2018	26	1,750,022	1,983,384	233,362
LME Zinc	January 2018	12	956,413	1,000,500	44,087
MGE Red Wheat	March 2018	178	5,614,272	5,471,275	(142,997)
NYBOT Coffee 'C'	March 2018	128	6,194,894	6,057,600	(137,294)
NYBOT Cotton #2	March 2018	33	1,120,634	1,297,395	176,761
NYBOT Sugar #11	March 2018	130	2,078,129	2,207,296	129,167
NYMEX Natural Gas	February 2018	220	6,254,808	6,496,600	241,792
NYMEX Natural Gas	March 2018	93	2,760,916	2,702,580	(58,336)
NYMEX Natural Gas	April 2018	122	3,594,208	3,353,780	(240,428)
NYMEX Natural Gas	May 2018	96	2,847,685	2,631,360	(216,325)
NYMEX Natural Gas	June 2018	93	2,760,916	2,578,890	(182,026)
NYMEX Natural Gas	July 2018	93	2,760,916	2,607,720	(153,196)
NYMEX Natural Gas	August 2018	93	2,760,916	2,610,510	(150,406)
NYMEX Natural Gas	September 2018	93	2,760,916	2,593,770	(167,146)
NYMEX Natural Gas	October 2018	93	2,760,916	2,615,160	(145,756)
NYMEX Natural Gas	November 2018	93	2,760,916	2,666,310	(94,606)
NYMEX Natural Gas	December 2018	93	2,760,916	2,787,210	26,294
NYMEX Natural Gas	January 2019	73	2,120,767	2,249,130	128,363
NYMEX Natural Gas	February 2019	73	2,120,767	2,234,530	113,763
NYMEX Natural Gas	March 2019	73	2,120,767	2,189,270	68,503
NYMEX Natural Gas	April 2019	73	2,120,767	1,964,430	(156,337)
NYMEX Natural Gas	May 2019	73	2,120,767	1,946,180	(174,587)
NYMEX Natural Gas	June 2019	73	2,120,767	1,965,890	(154,877)
NYMEX Natural Gas	July 2019	73	2,120,767	1,987,060	(133,707)
NYMEX Natural Gas	August 2019	73	2,120,766	1,987,790	(132,976)
NYMEX Natural Gas	September 2019	73	2,120,766	1,973,920	(146,846)
NYMEX Natural Gas	October 2019	73	2,120,766	1,992,170	(128,596)
NYMEX Natural Gas	November 2019	73	2,120,766	2,027,209	(93,557)
NYMEX Natural Gas	December 2019	73	2,120,767	2,129,410	8,643
NYMEX Natural Gas	January 2020	13	376,684	392,990	16,306
NYMEX Natural Gas	February 2020	13	376,684	390,520	13,836

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

FUTURES CONTRACTS - Continued

Long Contracts - Continued	Expiration Date	Number of Contracts	Value at Trade Date	Value at December 31, 2017	Unrealized Appreciation (Depreciation)
Commodity Futures - Continued
NYMEX Natural Gas	March 2020	13	$376,684	$383,760	$7,076
NYMEX Natural Gas	April 2020	13	376,684	348,660	(28,024)
NYMEX Natural Gas	May 2020	13	376,684	346,450	(30,234)
NYMEX Natural Gas	June 2020	13	376,684	350,090	(26,594)
NYMEX Natural Gas	July 2020	13	376,684	354,120	(22,564)
NYMEX Natural Gas	August 2020	13	376,684	356,070	(20,614)
NYMEX Natural Gas	September 2020	13	376,684	355,810	(20,874)
NYMEX Natural Gas	October 2020	13	376,684	359,710	(16,974)
NYMEX Natural Gas	November 2020	13	376,684	368,290	(8,394)
NYMEX Natural Gas	December 2020	13	376,684	387,010	10,326
NYMEX NY Harbor ULSD	February 2018	76	6,278,262	6,601,375	323,113
NYMEX Platinum	April 2018	40	1,839,124	1,876,600	37,476
NYMEX RBOB Gasoline	February 2018	56	4,096,493	4,223,722	127,229
NYMEX WTI Crude Oil	February 2018	218	12,565,108	13,171,560	606,452
Total Long Contracts			171,619,433	172,473,915	854,482

Short Contracts	Expiration Date	Number of Contracts	Value at Trade Date	Value at December 31, 2017	Unrealized Appreciation (Depreciation)
Index Futures
CME E-mini S&P 500	March 2018	(28)	(3,734,713)	(3,746,400)	(11,687)
Total Short Contracts			(3,734,713)	(3,746,400)	(11,687)

TOTAL FUTURES CONTRACTS			$167,884,720	$168,727,515	$842,795

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Notional Value	Value at December 31, 2017	Unrealized Appreciation (Depreciation)
Euro	Societe Generale	EUR per USD	January 19, 2018	(1,500,000)	$(1,788,109)	$(1,802,187)	$(14,078)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS					$(1,788,109)	$(1,802,187)	$(14,078)

EUR - Euro

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SUMMARY OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stock
Consumer Staples	0.2%
Total Common Stock	0.2%
U.S. Government and Agencies	5.3%
Purchased Options Contracts	0.0%
Short-Term Investments	65.5%
Total Investments	71.0%
Other Assets in Excess of Liabilities	29.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2017 (Unaudited)

Assets:
Investments, at value (cost $94,050,291)	$94,006,733
Purchased options contracts, at value (cost $275,936)	66,965
Cash held by broker for futures contracts	36,760,983
Cash collateral held at custodian for benefit of broker for forward foreign currency exchange contracts	10,000
Receivables:
Unrealized appreciation on open futures contracts	4,295,329
Investment securities sold	1,446,881
Fund shares sold	156,796
Dividends and Interest	15,954
Prepaid expenses	23,740
Other assets	14,265
Total assets	136,797,646

Liabilities:
Written options contracts, at value (proceeds $70,429)	68,600
Foreign currency due to custodian, at value (proceeds $16,548)	16,688
Payables:
Unrealized depreciation on open futures contracts	3,452,534
Unrealized depreciation on forward foreign currency exchange contracts	14,078
Variation margin	36,000
Fund shares redeemed	291,658
Advisory fees	161,976
Transfer agent fees and expenses (Note 2)	44,361
Shareholder servicing fees (Note 7)	12,531
Fund administration fees	29,189
Auditing fees	22,228
Fund accounting fees	19,685
Trustees' deferred compensation (Note 3)	617
Custody fees	6,382
Chief Compliance Officer fees	1,337
Trustees' fees and expenses	1,268
Accrued other expenses	49,946
Total liabilities	4,229,078

Net Assets	$132,568,568

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$133,333,321
Accumulated net investment loss	(1,179,912)
Accumulated net realized loss on investments, purchased options contracts, futures contracts, securities sold short, written options contracts, forward foreign currency exchange contracts
and foreign currency transactions	(162,718)
Net unrealized appreciation (depreciation) on:
Investments	(43,558)
Purchased options contracts	(208,971)
Futures contracts	842,795
Written options contracts	1,829
Forward foreign currency exchange contracts	(14,078)
Foreign currency translations	(140)
Net Assets	$132,568,568

Maximum Offering Price per Share:
Advisor Class Shares:
Net assets applicable to shares outstanding	$5,905,906
Shares of beneficial interest issued and outstanding	665,329
Redemption price per share	$8.88

Institutional Class Shares:
Net assets applicable to shares outstanding	$126,662,662
Shares of beneficial interest issued and outstanding	14,203,947
Redemption price per share	$8.92

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2017 (Unaudited)

Investment Income:
Dividends	$45,623
Interest	205,536
Total investment income	251,159

Expenses:
Advisory fees	1,210,220
Transfer agent fees and expenses (Note 2)	147,989
Fund administration fees	90,013
Fund accounting fees	44,381
Shareholder reporting fees	31,157
Registration fees	20,061
Legal fees	14,248
Auditing fees	13,050
Custody fees	11,806
Shareholder servicing fees (Note 7)	11,384
Chief Compliance Officer fees	8,875
Trustees' fees and expenses	4,285
Miscellaneous	3,067
Insurance fees	1,046
Interest expense	989
Total expenses	1,612,571
Advisory fees waived	(207,999)
Net expenses	1,404,572
Net investment loss	(1,153,413)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Futures Contracts,
Written Options Contracts, Forward Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	328,663
Purchased options contracts	(3,164,491)
Futures contracts	9,671,353
Written options contracts	1,723,429
Forward foreign currency exchange contracts	49,302
Foreign currency transactions	(7,576)
Net realized gain	8,600,680
Net change in unrealized appreciation/depreciation on:
Investments	(65,362)
Purchased options contracts	(223,774)
Futures contracts	(410,601)
Written options contracts	27,929
Forward foreign currency exchange contracts	(14,078)
Foreign currency translations	779
Net change in unrealized appreciation/depreciation	(685,107)
Net realized and unrealized gain on investments, purchased options contracts, futures contracts, written options contracts, forward contracts
and foreign currency	7,915,573

Net Increase in Net Assets from Operations	$6,762,160

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,153,413)	$(5,104,700)
Net realized gain (loss) on investments, purchased options contracts, futures contracts, securities sold short, written options contracts,
forward contracts and foreign currency	8,600,680	(776,367)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, futures contracts, securities sold short,
written options contracts, forward contracts and foreign currency	(685,107)	(2,596,047)
Net increase (decrease) in net assets resulting from operations	6,762,160	(8,477,114)

Distributions to Shareholders:
From net investment income:
Advisor Class	-	-
Institutional Class	(359,772)	-
Total distributions	(359,772)	-

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	625,694	38,088,943
Institutional Class	12,115,321	67,608,456
Reinvestment of distributions:
Advisor Class	-	-
Institutional Class	359,482	-
Cost of shares redeemed:
Advisor Class[1]	(16,313,667)	(223,162,507)
Institutional Class[2]	(21,019,119)	(30,213,896)
Net decrease in net assets from capital transactions	(24,232,289)	(147,679,004)

Total decrease in net assets	(17,829,901)	(156,156,118)

Net Assets:
Beginning of period	150,398,469	306,554,587
End of period	$132,568,568	$150,398,469

Accumulated net investment income (loss)	$(1,179,912)	$333,273

Capital Share Transactions:
Shares sold:
Advisor Class	71,577	4,268,803
Institutional Class	1,386,692	7,613,630
Shares reinvested:
Advisor Class	-	-
Institutional Class	42,643	-
Shares redeemed:
Advisor Class	(1,911,522)	(25,259,833)
Institutional Class	(2,408,892)	(3,398,028)
Net decrease in capital share transactions	(2,819,502)	(16,775,428)

[1]	Net of redemption fee proceeds of $6,903 and $35,146, respectviely.
[2]	Net of redemption fee proceeds of $1,592 and $4,532, respectively.

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Advisor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30,			For the Period October 31, 2013* through June 30, 2014
		2017	2016	2015
Net asset value, beginning of period	$8.45	$8.87	$9.09	$10.09	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.08)	(0.18)	(0.18)	(0.21)	(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency	0.50	(0.24)	(0.04)	(0.79)	0.24
Total from investment operations	0.42	(0.42)	(0.22)	(1.00)	0.09

Less Distributions:
From net investment income	-	-	-	-	-

Redemption fee proceeds[1]	0.01	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$8.88	$8.45	$8.87	$9.09	$10.09

Total return[3]	5.09%[4]	(4.74)%	(2.42)%	(9.91)%	0.90%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,906	$21,174	$208,508	$159,752	$76,633

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.36%[5,6]	2.39%[6]	2.40%[6]	2.43%[6]	3.07%[5,6]
After fees waived and expenses absorbed	2.14%[5,6]	2.06%[6]	2.09%[6]	2.23%[6]	2.24%[5,6]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.00)%[5]	(2.31)%	(2.39)%	(2.42)%	(3.06)%[5]
After fees waived and expenses absorbed	(1.78)%[5]	(1.98)%	(2.08)%	(2.22)%	(2.23)%[5]

Portfolio turnover rate	235%[4]	26%	2213%[7]	146%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense and dividends on securities sold short had been excluded, the expenses ratios would have been lowered by 0.00% for the six months ended December 31, 2017. For the prior periods, the ratios would have been lowered by 0.01%, 0.01%, 0.02%, and 0.00%, respectively.
[7]	The portfolio turnover ratio was calculated in accordance with Item 13 of Form N-1A, which excludes the notional value of certain derivatives, including futures contracts, from the calculation.

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30,			For the Period October 31, 2013* through June 30, 2014
		2017	2016	2015
Net asset value, beginning of period	$8.51	$8.94	$9.14	$10.11	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.07)	(0.17)	(0.16)	(0.18)	(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	0.50	(0.26)	(0.04)	(0.80)	0.24
Total from investment operations	0.43	(0.43)	(0.20)	(0.98)	0.11

Less Distributions:
From net investment income	(0.02)	-	-	-	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	0.01	-

Net asset value, end of period	$8.92	$8.51	$8.94	$9.14	$10.11

Total return[3]	5.13%[4]	(4.81)%	(2.19)%	(9.59)%	1.10%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$126,663	$129,224	$98,047	$31,493	$3,455

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.29%[5,6]	2.32%[6]	2.15%[6]	2.18%[6]	2.82%[5,6]
After fees waived and expenses absorbed	1.99%[5,6]	1.99%[6]	1.84%[6]	1.98%[6]	1.99%[5,6]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.93)%[5]	(2.24)%	(2.14)%	(2.17)%	(2.81)%[5]
After fees waived and expenses absorbed	(1.63)%[5]	(1.91)%	(1.83)%	(1.97)%	(1.98)%[5]

Portfolio turnover rate	235%[4]	26%	2213%[7]	146%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense and dividends on securities sold short had been excluded, the expenses ratios would have been lowered by 0.00% for the six months ended December 31, 2017. For the prior periods, the ratios would have been lowered by 0.01%, 0.01%, 0.02%, and 0.00%, respectively.
[7]	The portfolio turnover ratio was calculated in accordance with Item 13 of Form N-1A, which excludes the notional value of certain derivatives, including futures contracts, from the calculation.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 67.5%
	Communications – 0.7%
25,312	Time, Inc.[1]	$467,006

	Consumer Discretionary – 16.0%
41,300	Buffalo Wild Wings, Inc.*1	6,457,255
175,000	Regal Entertainment Group - Class A1	4,026,750
		10,484,005
	Consumer Staples – 5.8%
320,000	Amplify Snack Brands, Inc.*1	3,843,200

	Energy – 0.0%
—	Nabors Industries Ltd.[2]	1
263	Silver Spring Networks, Inc.*	4,271
		4,272
	Financials – 3.2%
13,361	Bank Mutual Corp.	142,295
1,832	Bay Bancorp, Inc.*	22,534
8,067	Clifton Bancorp, Inc.	137,946
3,000	FNB Bancorp	109,470
174	MainSource Financial Group, Inc.	6,318
806	Paragon Commercial Corp.*	42,887
28,799	Sun Bancorp, Inc.	699,816
20,384	Sunshine Bancorp, Inc.*	467,609
13,000	WashingtonFirst Bankshares, Inc.[1]	445,380
1,673	Xenith Bankshares, Inc.*1	56,597
		2,130,852
	Health Care – 10.9%
72,000	Almost Family, Inc.*	3,985,200
12,693	Becton, Dickinson and Co.	2,716,957
3,100	Entellus Medical, Inc.*	75,609
7,030	Exactech, Inc.*	347,633
		7,125,399
	Industrials – 5.4%
119,735	General Cable Corp.	3,544,156

	Materials – 6.5%
15,285	Calgon Carbon Corp.[1]	325,570
42,967	Deltic Timber Corp.	3,933,629
		4,259,199
	Technology – 19.0%
72,915	BroadSoft, Inc.*1	4,003,034
69,750	Cavium, Inc.*	5,847,142

SilverPepper Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Technology (Continued)
108,047	IXYS Corp.*1	$2,587,726
		12,437,902
	Total Common Stocks (Cost $43,827,279)	44,295,991

Principal Amount

	Short-Term Investments – 32.3%
$21,157,120	UMB Money Market Fiduciary, 0.01%[3]	21,157,120

	Total Short-Term Investments (Cost $21,157,120)	21,157,120

	Total Investments – 99.8% (Cost $64,984,399)	65,453,111
	Other Assets in Excess of Liabilities – 0.2%	119,478

	Total Net Assets – 100.0%	$65,572,589

Number of Shares

	Securities Sold Short – (27.1)%
	Common Stocks – (27.1)%
	Financials – (9.0)%
(5,638)	Associated Banc-Corp	(143,205)
(18,142)	CenterState Bank Corp.	(466,794)
(241)	First Financial Bancorp	(6,350)
(9,611)	Kearny Financial Corp.	(138,879)
(22,706)	OceanFirst Financial Corp.	(596,032)
(741)	Old Line Bancshares, Inc.	(21,815)
(77,396)	Potlatch Corp. - REIT	(3,862,060)
(11,327)	Sandy Spring Bancorp, Inc.	(441,980)
(1,390)	Towne Bank	(42,742)
(2,939)	TriCo Bancshares	(111,271)
(1,565)	Union Bankshares Corp.	(56,606)
		(5,887,734)
	Health Care – (11.1)%
(12,691)	Becton, Dickinson and Co.	(2,716,635)
(74,366)	LHC Group, Inc.*	(4,554,918)
		(7,271,553)
	Industrials – (2.0)%
(6,839)	Littelfuse, Inc.	(1,352,891)

	Technology – (5.0)%
(151,755)	Marvell Technology Group Ltd.[2]	(3,258,180)

SilverPepper Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2017 (Unaudited)

Value

Securities Sold Short (Continued)
Common Stocks (Continued)
Total Common Stocks (Proceeds $17,248,636)	$(17,770,358)

Total Securities Sold Short (Proceeds $17,248,636)	$(17,770,358)

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

SUMMARY OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Technology	19.0%
Consumer Discretionary	16.0%
Health Care	10.9%
Materials	6.5%
Consumer Staples	5.8%
Industrials	5.4%
Financials	3.2%
Communications	0.7%
Energy	0.0%
Total Common Stocks	67.5%
Short-Term Investments	32.3%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2017 (Unaudited)

Assets:
Investments, at value (cost $64,984,399)	$65,453,111
Cash	-
Cash deposited with brokers for securities sold short	11,523,677
Receivables:
Investment securities sold	10,039,784
Fund shares sold	27,191
Dividends and interest	211
Prepaid expenses	25,354
Total assets	87,069,328

Liabilities:
Securities sold short, at value (proceeds $17,248,636)	17,770,358
Payables:
Investment securities purchased	3,268,705
Fund shares redeemed	323,060
Advisory Fees	77,638
Shareholder servicing fees (Note 7)	3,032
Dividends on securities sold short and interest expense	9,527
Auditing fees	9,139
Fund accounting fees	9,114
Transfer agent fees and expenses (Note 2)	8,791
Fund administration fees	5,794
Custody fees	2,848
Trustees' fees and expenses	1,183
Trustees' deferred compensation (Note 3)	597
Chief Compliance Officer fees	228
Accrued other expenses	6,725
Total liabilities	21,496,739

Net Assets	$65,572,589

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$64,298,293
Accumulated net investment loss	(767,936)
Accumulated net realized gain on investments, securities sold short and
foreign currency transactions	2,095,242
Net unrealized appreciation (depreciation) on:
Investments	468,712
Securities sold short	(521,722)
Net Assets	$65,572,589

Maximum Offering Price per Share:
Advisor Class Shares:
Net assets applicable to shares outstanding	$5,593,221
Shares of beneficial interest issued and outstanding	508,222
Redemption price per share	$11.01

Institutional Class Shares:
Net assets applicable to shares outstanding	$59,979,368
Shares of beneficial interest issued and outstanding	5,397,895
Redemption price per share	$11.11

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign witholding taxes of $522)	$197,892
Interest	1,349
Total investment income	199,241

Expenses:
Advisory fees	486,345
Dividends on securities sold short	244,149
Interest expense	61,635
Transfer agent fees and expenses (Note 2)	51,159
Fund administration fees	40,319
Fund accounting fees	35,225
Registration fees	22,040
Chief Compliance Officer fees	10,998
Custody fees	9,567
Auditing fees	9,561
Broker fees	8,672
Legal fees	8,387
Shareholder servicing fees (Note 7)	7,209
Shareholder reporting fees	5,126
Trustees' fees and expenses	3,965
Miscellaneous	3,065
Insurance fees	672
Total expenses	1,008,094
Advisory fees waived	(40,917)
Net expenses	967,177
Net investment loss	(767,936)

Realized and Unrealized Gain on Investments and Securities Sold Short:
Net realized gain on:
Investments	1,321,573
Securities sold short	771,804
Net realized gain	2,093,377
Net change in unrealized appreciation/depreciation on:
Investments	(499,549)
Securities sold short	(520,494)
Net change in unrealized appreciation/depreciation	(1,020,043)
Net realized and unrealized gain on investments and securities sold short	1,073,334
Net Increase in Net Assets from Operations	$305,398

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(767,936)	$(898,737)
Net realized gain on investments, securities sold short and
foreign currency transactions	2,093,377	1,516,322
Net change in unrealized appreciation/depreciation on investments and
securities sold short.	(1,020,043)	756,291
Net increase in net assets resulting from operations	305,398	1,373,876

Distributions to Shareholders:
From net realized gain:
Advisor Class	(48,939)	(31,655)
Institutional Class	(563,324)	(292,196)
Total distributions to shareholders	(612,263)	(323,851)

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	1,279,245	4,523,021
Institutional Class	11,975,241	65,520,510
Reinvestment of distributions:
Advisor Class	48,939	31,655
Institutional Class	560,249	291,331
Cost of shares redeemed:
Advisor Class[1]	(1,667,115)	(3,051,465)
Institutional Class[2]	(9,911,386)	(16,654,837)
Net increase in net assets from capital transactions	2,285,173	50,660,215

Total increase in net assets	1,978,308	51,710,240

Net Assets:
Beginning of period	63,594,281	11,884,041
End of period	$65,572,589	$63,594,281

Accumulated net investment loss	$(767,936)	$-

Capital Share Transactions:
Shares sold:
Advisor Class	116,194	414,466
Institutional Class	1,074,267	5,955,033
Shares reinvested:
Advisor Class	4,465	2,904
Institutional Class	50,655	26,533
Shares redeemed:
Advisor Class	(151,173)	(279,443)
Institutional Class	(891,207)	(1,510,424)
Net increase in capital share transactions	203,201	4,609,069

[1]	Net of redemption fees of $0 and $843, respectively.
[2]	Net of redemption fees of $502 and $2,467, respectively.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2017 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$305,398
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used for) operating activities:
Purchase of investment securities	(80,846,827)
Proceeds from sale of investment securities	126,602,771
Proceeds from short sales	20,936,719
Closed short sale transactions	(34,278,877)
Purchase of short-term investment securities, net	(12,365,872)
Increase in receivables for securities sold	(9,345,617)
Increase in dividends and interest receivables	52,415
Increase in other assets	(10,774)
Increase in payables for securities purchased	(2,061,317)
Increase in dividends on securities sold short payable and interest expense	(56,655)
Increase in accrued expenses	2,215
Net realized gain on investments	(2,093,377)
Net change in unrealized appreciation/depreciation on securities	1,020,043
Net cash provided by operating activities	7,860,245

Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	13,240,381
Redemption of shares, net of redemption fees	(11,276,930)
Dividends paid to shareholders, net of reinvestments	(3,075)
Net cash provided by financing activities	1,960,376

Net Increase in Cash	9,820,621

Cash and cash equivalents:
Beginning cash balance	11,769
Beginning cash held at broker	1,691,287
Total beginning cash and cash equivalents	1,703,056

Ending cash balance	-
Ending cash held at broker	11,523,677
Total cash and cash equivalents	$11,523,677

Non cash financing activities not included herein consist of $609,188 of reinvested dividends.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Advisor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2017(Unaudited)	For the Year Ended June 30,			For the Period October 31, 2013* through June 30, 2014
		2017	2016	2015
Net asset value, beginning of period	$11.07	$10.82	$10.32	$10.16	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.14)	(0.25)	(0.29)	(0.22)	(0.11)
Net realized and unrealized gain on investments	0.18	0.57	1.07	0.67	0.27
Total from investment operations	0.04	0.32	0.78	0.45	0.16

Less Distributions:
From net realized gain	(0.10)	(0.07)	(0.29)	(0.29)	-

Redemption fee proceeds[1]	- [2]	- [2]	0.01	-	-

Net asset value, end of period	$11.01	$11.07	$10.82	$10.32	$10.16

Total return[3]	0.40%[4]	2.94%	7.77%	4.47%	1.60%[4]

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$5,593	$5,963	$4,338	$194	$142

Ratio of expenses to average net assets (including dividends on securities sold short, interest expense, and broker fees):
Before fees waived and expenses absorbed	3.24%[5,6]	4.98%[5]	7.03%[5]	7.28%[5]	9.23%[5,6]
After fees waived and expenses absorbed	3.21%[5,6]	4.82%[5]	4.42%[5]	3.29%[5]	2.81%[5,6]

Ratio of net investment loss to average net assets (including dividends on securities sold short, interest expense, and broker fees):
Before fees waived and expenses absorbed	(2.63)%[6]	(2.43)%	(5.30)%	(6.10)%	(8.10)%[6]
After fees waived and expenses absorbed	(2.60)%[6]	(2.27)%	(2.69)%	(2.11)%	(1.68)%[6]

Portfolio turnover rate	234%[4]	317%	352%	817%	1,420%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense, dividends on securities sold short, and broker fees had been excluded, the expense ratios would have been lowered by 0.97% for the six months ended December 31, 2017. For the prior periods, the ratios would have been lowered by 2.58%, 2.18%, 1.05%, and 0.57%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2017 (Unaudited)				For the Period October 31, 2013* through June 30, 2014
		For the Year Ended June 30,
		2017	2016	2015
Net asset value, beginning of period	$11.16	$10.89	$10.36	$10.18	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.13)	(0.22)	(0.26)	(0.19)	(0.10)
Net realized and unrealized gain on investments	0.18	0.56	1.08	0.66	0.28
Total from investment operations	0.05	0.34	0.82	0.47	0.18

Less Distributions:
From net realized gain	(0.10)	(0.07)	(0.29)	(0.29)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	-	-

Net asset value, end of period	$11.11	$11.16	$10.89	$10.36	$10.18

Total return[3]	0.48%[4]	3.10%	8.03%	4.66%	1.80%[4]

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$59,979	$57,631	$7,546	$5,694	$4,010

Ratio of expenses to average net assets (including dividends on securities sold short, interest expense, and broker fees):
Before fees waived and expenses absorbed	3.09%[5,6]	4.80%[5]	6.78%[5]	7.03%[5]	8.98%[5,6]
After fees waived and expenses absorbed	2.96%[5,6]	4.57%[5]	4.17%[5]	3.04%[5]	2.56%[5,6]

Ratio of net investment loss to average net assets (including dividends on securities sold short, interest expense, and broker fees):
Before fees waived and expenses absorbed	(2.48)%[6]	(2.25)%	(5.05)%	(5.85)%	(7.85)%[6]
After fees waived and expenses absorbed	(2.35)%[6]	(2.02)%	(2.44)%	(1.86)%	(1.43)%[6]

Portfolio turnover rate	234%[4]	317%	352%	817%	1,420%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense, dividends on securities sold short, and broker fees had been excluded, the expense ratios would have been lowered by 0.97% for the six months ended December 31, 2017. For the prior periods, the ratios would have been lowered by 2.58%, 2.18%, 1.05%, and 0.57%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

Note 1 – Organization

SilverPepper Commodity Strategies Global Macro Fund (‘‘Commodity Strategies Global Macro Fund’’) and SilverPepper Merger Arbitrage Fund (“Merger Arbitrage Fund”) (each a “Fund” and collectively the “Funds”) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Commodity Strategies Global Macro Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock and bond markets. The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The Merger Arbitrage Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock market. The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary

The Commodity Strategies Global Macro Fund may invest up to 25% of its total assets in the subsidiary, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by SilverPepper LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including swaps, commodity interests and other investments intended to serve as margin or collateral for swap positions. The inception date of the Subsidiary was October 31, 2013. As of December 31, 2017, total assets of the Fund were $136,797,646, of which $30,013,819, or approximately 21.9%, represented the Fund’s ownership of the shares of the Subsidiary.

(b) Update on Exemptive Application

Pursuant to an exemptive order received from the SEC, the Advisor is permitted, subject to Board approval, to enter into or materially amend sub-advisory agreements with existing or new unaffiliated sub-advisors for each Fund without approval of Fund shareholders (“Exemptive Relief”). Pursuant to the Exemptive Relief, each Fund is required to notify shareholders of the retention of a new sub-advisor within 90 days of the hiring of the new sub-advisor. In addition, the Exemptive Relief permits the Funds to make modified disclosures regarding their sub-advisory fees.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts

The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

(d) Options Contracts

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

(e) Futures Contracts

The Commodity Strategies Global Macro Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Commodity Strategies Global Macro Fund intends primarily to invest in futures contracts and options on them through the Subsidiary. The Merger Arbitrage Fund may use index and other futures contracts and may use options on futures contracts. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund. The Subsidiary may enter into agreements with certain parties which may lower margin deposits and mitigate some of the risks of being required to deliver, or receive, the physical commodity.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

(f) Futures Options

The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes. A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (purchase) or short position (write) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. When the Funds purchase or write an option, an amount equal to the premium paid or received by the Funds is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option purchased or written. Premiums paid or received from purchasing or writing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds, as a purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contract. The Funds, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.

(g) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(h) Short-Term Investments

The Commodity Strategies Global Macro Fund invests a significant amount (65.5% as of December 31, 2017) in the UMB Money Market Fiduciary. The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets. The Commodity Strategies Global Macro Fund’s investment in the UMB Money Market Fiduciary is in excess of federally insured limits. Accounting Standards Codification Topic 825, Financial Instruments identifies this situation as a concentration of credit risk requiring disclosure, regardless of degree of risk. The risk is managed by monitoring the financial institution in which the deposits are made.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

(i) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and certain transfer agent fees and expenses discussed below, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Transfer agent fees and expenses reported on the Statement of Operations for each Fund include payments to third parties for performing shareholder services to their customers. The Commodity Strategies Global Macro Fund and Merger Arbitrage Fund Institutional Classes each accrued such payments for performing shareholder services in the amount of $122,730 and $30,425 for the six months ended December 31, 2017.

In conjunction with the use of short sales, written options contracts and futures contracts, the Funds may be required to maintain collateral in various forms. At December 31, 2017, such collateral is denoted in the Funds’ Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of written options contracts, futures contracts or short sales, the Funds, when appropriate, utilize a segregated margin deposit account with the counterparty. At December 31, 2017, these segregated margin deposit accounts are denoted in each Fund’s Statement of Assets and Liabilities.

(j) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the years ended June 30, 2014-17, and as of and during the six months ended December 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

(k) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with SilverPepper LLC (the “Advisor”). Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.50% of each Fund’s respective average daily net assets. The Advisor has engaged Galtere Inc. (“Galtere Sub-Advisor”) to manage the Commodity Strategies Global Macro Fund and pays the Galtere Sub-Advisor from its advisory fees. The Advisor has engaged Chicago Capital Management, LLC (“Chicago Capital”) to manage the Merger Arbitrage Fund and pays the Chicago Capital Sub-Advisor from its advisory fees. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Commodity Strategies Global Macro Fund to ensure that total annual operating expenses (including Subsidiary expenses (except as noted below), but excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Commodity Strategies Global Macro Fund’s Advisor Class and Institutional Class shares, respectively. The Merger Arbitrage Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Merger Arbitrage Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Merger Arbitrage Fund’s Advisor Class and Institutional Class shares, respectively. These agreements are effective until October 31, 2027, and they may be terminated or amended prior to the end of the term with the approval of the Trust’s Board of Trustees.

The Advisor also is the investment advisor for the Subsidiary. Prior to November 1, 2017, the Subsidiary agreed to pay the Advisor a management fee at the annual rate of 1.50% of the Subsidiary’s average daily net assets. Prior to November 1, 2017, the Advisor contractually agreed, for so long as the Commodity Strategies Global Macro Fund invests in the Subsidiary, to waive the management fee it received from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. Effective November 1, 2017, the Commodity Strategies Global Macro Fund’s Board of Trustees amended this undertaking to remove the management fee paid at the annual rate of 1.50% of the subsidiary’s average daily nest assets. The Subsidiary management fee in the amount of $157,603 incurred and waived for the period ended October 31, 2017 is included in “Advisory fees” and “Advisory fees waived”, respectively, in the Consolidated Statement of Operations. Subsidiary management fees incurred and waived shall not be subject to expense recovery discussed below.

For the six months ended December 31, 2017, the Advisor waived its advisory fees totaling $50,396 and $10,492 for the Commodity Strategies Global Macro Fund and Merger Arbitrage Fund, respectively. In addition the Advisor waived fees in the Merger Arbitrage Institutional Class of $30,425 for expenses accrued for performing shareholder services. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of the following amounts no later than June 30, of the years stated below:

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

	Commodity Strategies Global Macro Fund	Merger Arbitrage Fund
2018	$-	$222,560
2019	-	211,114
2020	-	95,093
2021	50,396	40,917
Total	$50,396	$569,684

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

For the six months ended December 31, 2017, UMBFS received transfer agent fees as follows:

Transfer agent fees paid to UMBFS
Commodity Strategies Global Macro Fund	$25,258
Merger Arbitrage Fund	20,734

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended December 31, 2017, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended December 31, 2017, are reported on the Statement of Operations.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

Note 4 – Federal Income Taxes

At December 31, 2017, gross unrealized appreciation and depreciation on investments owned by the Funds and securities sold short, based on cost for federal income tax purposes were as follows:

	Commodity Strategies Global Macro Fund	Merger Arbitrage Fund
Cost of investments	$94,115,777	$47,744,097

Gross unrealized appreciation	$758	$1,005,439
Gross unrealized depreciation	(105,527)	(1,066,783)
Net unrealized depreciation on investments	$(104,769)	$(61,344)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferral.

As of June 30, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Commodity Strategies Global Macro Fund	Merger Arbitrage Fund
Undistributed ordinary income	$359,692	$548,417
Undistributed long-term capital gains	-	1,592
Tax accumulated earnings	359,692	550,009
Accumulated capital and other losses	(2,271,526)	-
Unrealized appreciation on investments	89,083	1,040,180
Other differences	(5,344,390)	(9,028)
Total accumulated earnings (deficit)	$(7,167,141)	$1,581,161

“Other differences” in the above table are primarily attributable to non-deductible expenses, net operating losses, unrealized appreciation/(depreciation) on short positions and other adjustments at the Subsidiary level. These differences may or may not be utilized in future tax years.

At June 30, 2017, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration:
Fund	Short-Term	Long-Term	Total

Commodity Strategies Global Macro Fund	$462,826	$1,808,700	$2,271,526
Merger Arbitrage Fund	-	-	-

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

The tax character of distributions paid during the fiscal years ended June 30, 2017 and June 30, 2016 were as follows:

	Commodity Strategies Global Macro Fund		Merger Arbitrage Fund
	2017	2016	2017	2016
Distributions paid from:
Ordinary income	$-	$-	$323,851	$181,574
Net long-term capital gains	-	-	-	221
Total taxable distributions	-	-	323,851	181,795
Total distributions paid	$-	$-	$323,851	$181,795

For U.S. federal income tax purposes, the Subsidiary will be treated as a corporation. If the Subsidiary were treated as engaged in the conduct of a trade or business in the United States, the Subsidiary would be subject to U.S. federal income tax, at the rates applicable to U.S. corporations, on its net income that is treated as “effectively connected” with the conduct of such trade or business (“effectively connected income”). In addition, the Subsidiary would be subject to a 30% U.S. branch profits tax in respect of its “dividend equivalent amount,” as defined in Section 884 of the Code, attributable to effectively connected income. The Commodity Strategies Global Macro Fund expects that, in general, the activities of the Subsidiary will be conducted in a manner such that the Subsidiary will not be treated as engaged in the conduct of a U.S. trade or business. In this regard, Section 864(b) of the Code provides that trading in commodities for one’s own account does not constitute the conduct of a trade or business in the United States by a non-U.S. person, provided that the commodities are of a kind customarily dealt in on an organized commodity exchange and the transaction is of a kind customarily consummated at such place. Similarly, proposed regulations provide that trading in commodity swaps generally does not constitute the conduct of a U.S. trade or business. There can be no assurance, however, that the Subsidiary will not recognize any effectively connected income. The imposition of U.S. federal income tax on the Subsidiary’s effectively connected income could significantly reduce the Commodity Strategies Global Macro Fund’s returns.

Note 5 – Redemption Fee

Effective November 1, 2017, the Funds no longer charge redemption fees. Prior to November 1, 2017, the Funds charged a 2.00% redemption fee on all shares redeemed within 90 days of purchase. For the period ended November 1, 2017 and for the year ended June 30, 2017, the Commodity Strategies Global Macro Fund and the Merger Arbitrage Fund received $8,495 and $39,678 and $502 and $3,310 in redemption fees, respectively.

Note 6 – Investment Transactions

The Commodity Strategies Global Macro Fund’s primary strategy consists of investing in both long and short positions in an array of asset classes and investment instruments located anywhere in the world. For the six months ended December 31, 2017, purchases and sales of investments, excluding short-term investments, forward contracts, futures contracts and options contracts, were $2,584,752 and $2,718,836, respectively. Securities sold short and short securities covered were $0 and $0, respectively, for the same period.

The Merger Arbitrage Fund’s primary strategy consists of buying the publicly-traded common stock or preferred stock of a company that is involved in a significant corporate event, such as a merger or acquisition. For the six months ended December 31, 2017, purchases and sales of investments, excluding short-term investments, were $80,846,827 and $126,602,771, respectively. Securities sold short and short securities covered were $20,936,719 and $34,278,877, respectively, for the same period.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets of the Advisor Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2017, shareholder servicing fees incurred by the Funds are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2017, in valuing the Funds’ assets carried at fair value:

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

Commodity Strategies Global Macro Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$227,071	$-	$-	$227,071
U.S. Government and Agencies	-	6,991,033	-	6,991,033
Purchased Options Contracts	66,965	-	-	66,965
Short-Term Investments	86,788,629	-	-	86,788,629
Total Investments	87,082,665	6,991,033	-	94,073,698
Other Financial Instruments*
Futures Contracts	4,295,329	-	-	4,295,329
Total Assets	$91,377,994	$6,991,033	$-	$98,369,027

Liabilities
Investments
Written Options Contracts	$68,600	$-	$-	$68,600
Total Investments	68,600	-	-	68,600
Other Financial Instruments*
Futures Contracts	3,452,534	-	-	3,452,534
Forward Foreign Currency Contracts	-	14,078	-	14,078
Total Liabilities	$3,521,134	$14,078	$-	$3,535,212

[1]	For a detailed break-out of common stocks, please refer to the Schedule of Investments.
*	Other financial instruments are derivative instruments such as futures contracts and forward contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 3 securities at period end.

Merger Arbitrage Fund	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks[1]	$44,295,991	$-	$-	$44,295,991
Short-Term Investments	21,157,120	-	-	21,157,120
Total Assets	$65,453,111	$-	$-	$65,453,111

Liabilities
Securities Sold Short
Common Stocks[1]	$17,770,358	$-	$-	$17,770,358
Total Liabilities	$17,770,358	$-	$-	$17,770,358

[1]	For a detailed break-out of common stocks, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Commodity Strategies Global Macro Fund invested in options contracts, futures contracts and forward contracts during the six months ended December 31, 2017. The Merger Arbitrage Fund did not invest in any derivatives during the six months ended December 31, 2017.

The effects of these derivative instruments on the Commodity Strategies Global Macro Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments held by the Commodity Strategies Global Macro Fund as of December 31, 2017 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Commodity contracts	Purchased options contracts, at value	$62,690	Written options contracts, at value	$68,600
	Unrealized appreciation on open futures contracts	4,295,329	Unrealized depreciation on open futures contracts	3,440,847
Equity contracts	Unrealized appreciation on open futures contracts	-	Unrealized depreciation on open futures contracts	11,687
Foreign exchange contracts	Purchased options contracts, at value	4,275	Written options contracts, at value	-
	Unrealized appreciation on forward foreign currency exchange contracts	-	Unrealized depreciation on forward foreign currency exchange contracts	14,078
Total		$4,362,294		$3,535,212

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

The effects of the Commodity Strategies Global Macro Fund’s derivative instruments on the Statement of Operations for the six months ended December 31, 2017 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Purchased Options Contracts	Futures Contracts	Written Options Contracts	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	$(2,760,109)	$9,883,918	$1,714,507	$-	$8,838,316
Equity contracts	(159,404)	(236,543)	8,922	-	(387,025)
Foreign exchange contracts	(183,369)	-	-	49,302	(134,067)
Interest rate contracts	(51,775)	20,650	-	-	(31,125)
Volatility contracts	(9,834)	3,328	-	-	(6,506)
Total	$(3,164,491)	$9,671,353	$1,723,429	$49,302	$8,279,593

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Purchased Options Contracts	Futures Contracts	Written Options Contracts	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	$(95,284)	$(390,388)	$27,929	$-	$(457,743)
Equity contracts	-	(20,213)	-	-	(20,213)
Foreign exchange contracts	(61,211)	-	-	(14,078)	(75,289)
Interest rate contracts	(67,279)	-	-	-	(67,279)
Volatility contracts	-	-	-	-	-
Total	$(223,774)	$(410,601)	$27,929	$(14,078)	$(620,524)

SilverPepper Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

The quarterly average volumes of derivative instruments in the Commodity Strategies Global Macro Fund as of December 31, 2017 are as follows:

Derivatives not designated as hedging instruments		Notional Value
Commodity contracts	Purchased options contracts	$32,761,033
	Long futures contracts	178,443,895
	Short futures contracts	(3,757,537)
	Written options contracts	(6,929,667)
Equity contracts	Purchased options contracts	-
	Long futures contracts	-
	Short futures contracts	(2,799,651)
	Written options contracts	-
Foreign exchange contracts	Purchased options contracts	5,301,000
	Long futures contracts	-
	Short futures contracts	-
	Written options contracts	-
	Short forward foreign currency exchange contracts	(596,036)
Interest rate contracts	Purchased options contracts	12,233
	Long futures contracts	-
	Short futures contracts	-
	Written options contracts	-
Volatility contracts	Purchased options contracts	-
	Long futures contracts	-
	Short futures contracts	-
	Written options contracts	-

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

SilverPepper Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on September 19-21, 2017, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and SilverPepper, LLC (the “Investment Advisor”) with respect to the SilverPepper Commodity Strategies Global Macro Fund (the “Commodity Fund”) and the SilverPepper Merger Arbitrage Fund (the “Merger Arbitrage Fund,” and together with the Commodity Fund, the “Funds”) series of the Trust for an additional one-year term from when it otherwise would expire.

At the same meeting, the Board and the Independent Trustees also reviewed and unanimously approved the renewal of the following agreements for an additional one-year term from when they otherwise would expire:

•	the Sub-Advisory Agreement (the “Galtere Agreement”) between the Investment Advisor and Galtere, Inc. (“Galtere”), with respect to the Commodity Fund;
•	the Sub-Advisory Agreement (the “Chicago Capital Agreement”) between the Investment Advisor and Chicago Capital Management, LLC (“Chicago Capital,” and together with Galtere, the “Sub-Advisors”), with respect to the Merger Arbitrage Fund; and
•	the Investment Advisory Agreement between the Investment Advisor and SilverPepper Commodity Holdings (the “Subsidiary”), a wholly-owned subsidiary of the Commodity Fund organized in the Cayman Islands; and the Sub-Advisory Agreement between the Investment Advisor and Galtere with respect to the Subsidiary (together the “Subsidiary Agreements”).

The Advisory Agreement, the Galtere Agreement, the Chicago Capital Agreement, and the Subsidiary Agreements are collectively referred to below as the “Fund Advisory Agreements.” In approving the renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund, the Subsidiary, and the shareholders of the Funds and the Subsidiary.

Background

In advance of the meeting, the Board received information about each Fund, the Subsidiary, and the Fund Advisory Agreements from the Investment Advisor, Galtere, Chicago Capital, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisors; information regarding the background, experience, and compensation structure of relevant personnel providing services to each Fund and the Subsidiary; information about the Investment Advisor’s and the Sub-Advisors’ compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a “Peer Group”) from its relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2017; and reports comparing the investment advisory fees and total expenses of each Fund with those of its respective Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisors were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

SilverPepper Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

SilverPepper, LLC

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•	The Commodity Fund’s annualized total return for the three-year period was above the Bloomberg Commodity Total Return Index return and the Commodities Broad Basket Fund Universe median return, and was the same as the Peer Group median return. The Fund’s total return for the one-year period was above the Bloomberg Index return and the Fund Universe median return, but below the Peer Group median return by 0.94%.

•	The Merger Arbitrage Fund’s annualized total return for the three-year period was above the Peer Group and Market Neutral Fund Universe median returns, but below the S&P 500 Index return by 4.36%. The Fund’s total return for the one-year period was below the Peer Group and Fund Universe median returns and the S&P 500 Index return by 0.87%, 1.13%, and 14.80%, respectively. The Board noted Morningstar’s observation that the Fund’s three-year return of 5.25% is at the top of the Peer Group, surpassing the median by 256 basis points, and with lower volatility, as measured by the Fund’s standard deviation. The Board also noted the Investment Advisor’s belief that the Fund’s weaker relative performance in recent quarters is largely the result of the Investment Advisor’s conservative management style, particularly with respect to foreign mergers and acquisitions.

The Board considered the overall quality of services provided by the Investment Advisor to the Funds and the Subsidiary. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds and the Subsidiary, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds and the Subsidiary. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisors, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of each Fund and the Subsidiary, and oversees the Sub-Advisors with respect to the relevant Fund’s and the Subsidiary’s operations, including monitoring the investment and trading activities of the Sub-Advisors, and monitoring each Fund’s and the Subsidiary’s compliance with its investment policies; and that the Sub-Advisors’ responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund and the Subsidiary were satisfactory.

SilverPepper Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The Commodity Fund’s annual investment advisory fee (gross of fee waivers) was above the Peer Group and Commodities Broad Basket Fund Universe medians by 0.60% and 0.69%, respectively. The Trustees noted that two-thirds of the Fund’s 1.50% investment advisory fee is paid to Galtere, which typically receives a 2% asset-based fee and 20% performance fee from its hedge fund clients; that most of the funds in the Fund Universe are “index” or “enhanced index” funds that typically purchase swaps on a broad commodity index to provide commodity exposure, in contrast with the Fund, which is actively managed and invests in commodities and other asset classes, including currencies, equities, and fixed income, as well as the full range of security types – futures, forwards, options, stocks, and bonds; and that therefore the Fund’s strategy is more expensive to implement than the strategies of most of the funds in the Fund Universe and Peer Group. The Trustees considered that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. Finally, the Trustees also considered that the Fund’s advisory fee was the same as the advisory fee paid by the other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.73% and 0.92%, respectively. The Trustees noted that most of the difference was attributable to the Fund’s relatively high advisory fees, and that the Investment Advisor expected the annual total expense rate of the Fund to continue to decrease as the Fund’s assets increase. The Trustees also noted that two funds included in the Peer Group pay total return swap fees that are not required to be separately disclosed in their total expense ratios. The Trustees also noted that the Investment Advisor established an expense cap for the Fund.

•	The Merger Arbitrage Fund’s annual investment advisory fee (gross of fee waivers) was above the Peer Group and Market Neutral Fund Universe medians by 0.35% and 0.45%, respectively. The Trustees noted that two-thirds of the Fund’s 1.50% investment advisory fee is paid to Chicago Capital, which typically receives a 1% asset-based fee and 20% performance fee, or 0% and 40%, respectively, from its hedge fund clients; that the average net assets of the Fund are less than 15% of the Peer Group median; and that the Investment Advisor is willing to entertain advisory fee breakpoints in the future as the assets of the Fund grow. In addition, the Trustees considered that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also considered that the Fund’s advisory fee was the same as the advisory fee paid by the other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.55% and 0.60%, respectively. The Trustees noted, however, that the Fund’s average net assets were significantly smaller than the average net assets of funds in the Peer Group and Fund Universe.

SilverPepper Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds and the Subsidiary.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2017, noting that the Investment Advisor had waived a portion of its advisory fee and did not realize a profit with respect to the Merger Arbitrage Fund, and determined that the Investment Advisor’s profit with respect to the Commodity Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds other than its receipt of investment advisory fees, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Galtere, Inc.

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Galtere to the Commodity Fund and the Subsidiary. In doing so, the Board considered Galtere’s specific responsibilities in day-to-day portfolio management of the Commodity Fund and the Subsidiary, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund and the Subsidiary. The Board also considered the overall quality of the organization and operations of Galtere, as well as its compliance structure. The Board’s observations regarding the performance of the Commodity Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Galtere to the Commodity Fund and the Subsidiary were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fees charged by Galtere with respect to the Commodity Fund and the Subsidiary, which they noted were significantly lower than the advisory fee that Galtere charges to a private fund, which includes both asset-based and performance-based fees, and they considered the relative levels and types of services provided by the Investment Advisor and Galtere. The Board also noted that the Investment Advisor’s services include supervision and monitoring of the investment and trading activities of Galtere, analysis of the Fund’s and the Subsidiary’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of the Fund and the Subsidiary. The Board also noted that the Investment Advisor pays Galtere’s sub-advisory fees out of the Investment Advisor’s advisory fees.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Galtere under the Galtere Agreement was fair and reasonable in light of the nature and quality of the services Galtere provides to the Commodity Fund and the Subsidiary.

SilverPepper Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Benefits to the Sub-Advisor

The Board also considered the benefits received by Galtere as a result of its relationship with the Commodity Fund and the Subsidiary other than the receipt of its sub-advisory fees, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Galtere’s compliance program, and the intangible benefits of Galtere’s association with the Commodity Fund and the Subsidiary generally and any favorable publicity arising in connection with the Fund’s performance.

Chicago Capital Management, LLC

Nature, Extent and Quality of Services

The Board next considered the overall quality of services provided by Chicago Capital to the Merger Arbitrage Fund. In doing so, the Board considered Chicago Capital’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of Chicago Capital, as well as its compliance structure. The Board’s observations regarding the performance of the Merger Arbitrage Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Chicago Capital to the Merger Arbitrage Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Chicago Capital with respect to the Merger Arbitrage Fund, which they noted was significantly lower than the advisory fee that Chicago Capital charges to a private fund, which includes both asset-based and performance-based fees. The Board considered that the Investment Advisor supervises and monitors the investment and trading activities of Chicago Capital, analyzes the Fund’s investment operations, and provides general administrative services related to the overall supervision of the Fund. The Board also noted that the Investment Advisor pays Chicago Capital’s sub-advisory fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Chicago Capital under the Chicago Capital Agreement was fair and reasonable in light of the nature and quality of the services Chicago Capital provides to the Merger Arbitrage Fund.

Benefits to the Sub-Advisor

The Board also considered the benefits received by Chicago Capital as a result of its relationship with the Merger Arbitrage Fund other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Chicago Capital’s compliance program, and the intangible benefits of Chicago Capital’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusions

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved renewal of each Fund Advisory Agreement with respect to the Funds, as applicable.

SilverPepper Funds

EXPENSE EXAMPLES

For the Six Months Ended December 31, 2017 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; shareholder servicing fees (Advisor Class shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
SilverPepper Commodity Strategies Global Macro Fund		7/1/2017	12/31/2017	7/1/2017-12/31/2017
Advisor Class	Actual Performance	$ 1,000.00	$ 1,050.90	$ 11.04
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.44	10.84
Institutional Class	Actual Performance	1,000.00	1,051.30	10.30
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.16	10.12

*	Expenses are equal to the Fund’s annualized expense ratios of 2.14% and 1.99% for the Advisor Class and the Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect management fee waived by the Advisor on the Subsidiary. Assumes all dividends and distributions were reinvested.

SilverPepper Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended December 31, 2017 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
SilverPepper Merger Arbitrage Fund		7/1/2017	12/31/2017	7/1/2017-12/31/2017
Advisor Class	Actual Performance	$ 1,000.00	$ 1,004.00	$ 16.22
	Hypothetical (5% annual return before expenses)	1,000.00	1,009.02	16.26
Institutional Class	Actual Performance	1,000.00	1,004.80	14.96
	Hypothetical (5% annual return before expenses)	1,000.00	1,010.28	15.00

*	Expenses are equal to the Fund’s annualized expense ratios of 3.21 % and 2.96% for the Advisor Class and the Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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SilverPepper Funds

Each a series of Investment Managers Series Trust

Investment Advisor
SilverPepper LLC
570 Oakwood Avenue
Lake Forest, Illinois 60045

Sub-Advisor to the Commodity Strategies Global Macro Fund
Galtere Inc.
5328 Yacht Haven Grande, Suite C201 Box 15

St. Thomas, USVI 00802

Sub-Advisor to the Merger Arbitrage Fund
Chicago Capital Management, LLC

311 South Wacker Drive, Suite 6025

Chicago, Illinois 60606

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

Fund Information

	TICKER	CUSIP
SilverPepper Commodity Strategies Global Macro Fund - Advisor Class	SPCAX	46141P 768
SilverPepper Commodity Strategies Global Macro Fund - Institutional Class	SPCIX	46141P 750
SilverPepper Merger Arbitrage Fund - Advisor Class	SPABX	46141P 743
SilverPepper Merger Arbitrage Fund - Institutional Class	SPAIX	46141P 735

Privacy Principles of the SilverPepper Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the SilverPepper Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 554-5540, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 554-5540 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (855) 554-5540. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (855) 554-5540.

SilverPepper Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (855) 554-5540

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/9/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/9/18

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/9/18